NOTE 7. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Components of the net investment in direct financing and sales-type leases
	December 31,
	2013	2012

Minimum lease payments receivable	$428,314	$261,652
Less: Allowance for doubtful accounts	(389)	(296)
Net minimum lease payments receivable	427,925	261,356
Less: unearned interest income	(37,826)	(26,404)

Net investment in direct financing and sales-type leases	390,099	234,952
Less: Current maturities of net investment in direct financing and sales-type leases	(261,684)	(196,213)

Net investment in direct financing and sales-type leases, net of current maturities	$128,415	$38,739

Summery of Future minimum lease payments
	Years Ending December 31,
	2014	2015	2016	Total

Net minimum lease payments receivable	$293,206	$134,566	$153	$427,925
Less: unearned interest income	(31,522)	(6,300)	(4)	(37,826)
Net investment in direct financing and sales-type leases	$261,684	$128,266	$149	$390,099